Accrued Expenses and Other Accounts Payable	12 Months Ended
Dec. 31, 2019
Payables and Accruals [Abstract]
ACCRUED EXPENSES AND OTHER ACCOUNTS PAYABLE
NOTE 11:-	ACCRUED EXPENSES AND OTHER ACCOUNTS PAYABLE

	December 31,
	2019	2018

Employees and payroll accruals	$21,092	$16,242
Accrued expenses	6,790	6,219
Government authorities	4,110	1,426
Other	627	571

	$32,619	$24,458